Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 136,660,000	$ 33,940,000	$ 29,440,000	$ 16,680,000	$ 7,760,000	$ 224,480,000
Aripuana [Member]
Total	60,000	2,230,000	3,640,000	30,000		5,960,000
Alto Moxotó [Member]
Total			10,000			10,000
AQ-001/2017 [Member]
Total			10,000			10,000
AQ-001/2018 [Member]
Total			20,000			20,000
AQ-006/2019 [Member]
Total			10,000			10,000
AQ-007/2018 [Member]
Total			10,000			10,000
Carajás [Member]
Total			10,000			10,000
Castanheira [Member]
Total			50,000			50,000
ERS [Member]
Total			50,000			50,000
Faixa Araguaia [Member]
Total			100,000			100,000
Jaguari [Member]
Total			20,000			20,000
Juruena [Member]
Total			210,000			210,000
JV-007/2017 [Member]
Total			60,000			60,000
Morro Agudo [Member]
Total	60,000	1,850,000	70,000			1,980,000
Roosevelt [Member]
Total			110,000			110,000
Rurópolis [Member]
Total			50,000			50,000
São Julião [Member]
Total			60,000			60,000
Serrinha [Member]
Total			10,000			10,000
Tapajós MT [Member]
Total			10,000			10,000
Tapajós PA [Member]
Total			50,000			50,000
Vauthier [Member]
Total			70,000			70,000
Vazante [Member]
Total	190,000	2,400,000	210,000			2,800,000
Cañón Florida [Member]
Total			250,000	210,000		460,000
Cerro Lindo [Member]
Total	45,050,000	5,990,000	1,710,000	2,390,000	2,730,000	57,870,000
El Porvenir [Member]
Total	20,360,000	3,300,000	1,030,000	5,190,000	$ 1,150,000	31,030,000
El Carmen [Member]
Total			120,000			120,000
Hilarión [Member]
Total			110,000	40,000		150,000
Atacocha [Member]
Total	2,110,000	$ 1,200,000	480,000	410,000		4,200,000
Sinaycocha [Member]
Total			1,290,000			1,290,000
AIJA [Member]
Total			220,000			220,000
ALMACEN [Member]
Total			120,000			120,000
Alpamarca [Member]
Total			130,000			130,000
Chambara [Member]
Total			230,000			230,000
Churek [Member]
Total			50,000			50,000
Geronta Norte [Member]
Total			50,000			50,000
Huarangayoc [Member]
Total			50,000			50,000
Incasol [Member]
Total			80,000	$ 70,000		150,000
La Saucha [Member]
Total			60,000			60,000
Lancones [Member]
Total			110,000			110,000
Livias [Member]
Total			110,000			110,000
Los Perdidos [Member]
Total			30,000			30,000
Magistral [Member]
Total	290,000		1,540,000			1,830,000
Mogol [Member]
Total			30,000			30,000
Monica Lourdes [Member]
Total			390,000			390,000
Pampa de Cobre [Member]
Total	40,000		1,130,000			1,170,000
Paramonga [Member]
Total			60,000			60,000
Patacancha [Member]
Total			30,000			30,000
Punta Morada [Member]
Total			250,000			250,000
Rumi Cobre 1 [Member]
Total			40,000			40,000
Rumi Cobre 3 [Member]
Total			10,000			10,000
Shalipayco [Member]
Total	$ 170,000					170,000
Talavaya [Member]
Total			20,000			20,000
Unforgiven 1 [Member]
Total			30,000			30,000
Vanesa [Member]
Total			$ 100,000			$ 100,000